Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	001-40541
Entity Registrant Name	DiDi Global Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	DiDi Xinchenghai
Entity Address, Address Line Two	Building 1, Yard 6, North Ring Road, Tangjialing
Entity Address, City or Town	Beijing
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001764757
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	1424
Entity Address, Country	CN
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	DiDi Xinchenghai
Entity Address, Address Line Two	Building 1, Yard 6, North Ring Road, Tangjialing
Entity Address, City or Town	Beijing
City Area Code	86 10
Local Phone Number	8304-3181
Entity Address, Country	CN
Contact Personnel Name	Alan Yue Zhuo
Contact Personnel Email Address	ir@didiglobal.com
American depositary shares (four American depositary shares representing one Class A ordinary share, par value US$0.00002 per share)
Document Information [Line Items]
Title of 12(g) Security	American depositary shares (four American depositary shares representing one Class A ordinary share)
Trading Symbol	DIDI
Class A ordinary shares
Document Information [Line Items]
Title of 12(g) Security	Class A ordinary shares, par value US$0.00002 per share
Entity Common Stock, Shares Outstanding	1,215,116,421
Class B ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	97,556,869